Fair Value (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financial Assets
Securities available-for-sale	$ 122,243,000	$ 155,223,000
Financial Liabilities
Derivatives – interest rate swaps	(1,265,000)	(1,156,000)
U.S. Federal Agency [Member]
Financial Assets
Securities available-for-sale	9,372,000	7,395,000
State and Municipal [Member]
Financial Assets
Securities available-for-sale	52,400,000	56,847,000
Mortgage-backed Securities - Residential [Member]
Financial Assets
Securities available-for-sale	17,696,000	27,488,000
Corporate Debt Securities [Member]
Financial Assets
Securities available-for-sale	939,000	963,000
Fair Value Measurements Recurring [Member]
Financial Assets
Securities available-for-sale	122,243,000	155,223,000
Loans held for sale	3,581,000	763,000
Derivatives – residential mortgage loan commitments	39,000	53,000
Financial Liabilities
Derivatives – interest rate swaps	(1,265,000)	(1,156,000)
Fair Value Measurements Recurring [Member] | U.S. Federal Agency [Member]
Financial Assets
Securities available-for-sale	9,372,000	7,395,000
Fair Value Measurements Recurring [Member] | State and Municipal [Member]
Financial Assets
Securities available-for-sale	52,400,000	56,847,000
Fair Value Measurements Recurring [Member] | Mortgage-backed Securities - Residential [Member]
Financial Assets
Securities available-for-sale	17,696,000	27,488,000
Fair Value Measurements Recurring [Member] | Corporate Debt Securities [Member]
Financial Assets
Securities available-for-sale	939,000	963,000
Fair Value Measurements Recurring [Member] | Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Financial Assets
Securities available-for-sale	41,836,000	62,530,000
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial Assets
Securities available-for-sale	0	0
Loans held for sale	0	0
Derivatives – residential mortgage loan commitments	0	0
Financial Liabilities
Derivatives – interest rate swaps	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Federal Agency [Member]
Financial Assets
Securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | State and Municipal [Member]
Financial Assets
Securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage-backed Securities - Residential [Member]
Financial Assets
Securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate Debt Securities [Member]
Financial Assets
Securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Financial Assets
Securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial Assets
Securities available-for-sale	122,243,000	155,223,000
Loans held for sale	3,581,000	763,000
Derivatives – residential mortgage loan commitments	39,000	53,000
Financial Liabilities
Derivatives – interest rate swaps	(1,265,000)	(1,156,000)
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Federal Agency [Member]
Financial Assets
Securities available-for-sale	9,372,000	7,395,000
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | State and Municipal [Member]
Financial Assets
Securities available-for-sale	52,400,000	56,847,000
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Mortgage-backed Securities - Residential [Member]
Financial Assets
Securities available-for-sale	17,696,000	27,488,000
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate Debt Securities [Member]
Financial Assets
Securities available-for-sale	939,000	963,000
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Financial Assets
Securities available-for-sale	41,836,000	62,530,000
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Financial Assets
Securities available-for-sale	0	0
Loans held for sale	0	0
Derivatives – residential mortgage loan commitments	0	0
Financial Liabilities
Derivatives – interest rate swaps	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Federal Agency [Member]
Financial Assets
Securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | State and Municipal [Member]
Financial Assets
Securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Mortgage-backed Securities - Residential [Member]
Financial Assets
Securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate Debt Securities [Member]
Financial Assets
Securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Financial Assets
Securities available-for-sale	$ 0	$ 0